Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Borrowings	¥ 4,416,833	¥ 4,279,354
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,010	989	¥ 1,005
Total committed credit lines	612,737	569,862
Available credit lines	524,451	427,564
Long-term committed credit lines	465,104	293,424
Investment in securities pledged for primarily collateral deposits	226,987
Loans and leases consolidation adjustment	10,101
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	¥ 94,000
Maturity year of loan	2077
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings	¥ 60,000
Subordinated Syndicated Loan | Loan Maturing in 7 Year
Debt Instrument [Line Items]
Borrowings	34,000
Secured By Share
Debt Instrument [Line Items]
Secured debt	50,538
Secured Investments
Debt Instrument [Line Items]
Secured debt	73,191
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Borrowings	150,000
Unsecured subordinated bonds face value		¥ 100,000
Unsecured subordinated bonds year of maturity		2080
Unsecured Subordinated Debt | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value		¥ 60,000
Unsecured subordinated bonds premature redemption period		5 years
Unsecured Subordinated Debt | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value		¥ 40,000
Unsecured subordinated bonds premature redemption period		10 years
Unsecured Subordinated Debt One
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 50,000
Unsecured subordinated bonds year of maturity	2081
Unsecured Subordinated Debt One | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 29,000
Unsecured subordinated bonds premature redemption period	5 years
Unsecured Subordinated Debt One | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 21,000
Unsecured subordinated bonds premature redemption period	10 years